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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:  December 31, 2005
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------

    This Amendment (Check only one.):    / / is a restatement.
                                         / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Sonar Capital Management, LLC
                 -----------------------------
   Address:      75 Park Plaza
                 2nd Floor
                 -----------------------------
                 Boston, MA 02110
                 -----------------------------

Form 13F File Number: 028-11132
                      ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Robert J. Johnson
         -----------------------------------------------
Title:   Chief Financial Officer
         -----------------------------------------------
Phone:   617-956-3860
         -------------------------------

Signature, Place, and Date of Signing:

     /s/ Robert J. Johnson      Boston, Massachusetts     February 9, 2006
    -----------------------     ---------------------     ----------------
           [Signature]              [City, State]              [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:      0
                                        --------------------

Form 13F Information Table Entry Total: 29
                                        --------------------

Form 13F Information Table Value Total: 122,001
                                        --------------------


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None

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

COLUMN 1                      COLUMN 2  COLUMN 3    COLUMN 4            COLUMN 5        COLUMN 6    COLUMN 7          COLUMN 8
NAME OF ISSUER                TITLE OF   CUSIP       VALUE       SHS OR   SH /  PUT /  INVESTMENT    OTHER       VOTING AUTHORITY
                               CLASS                (X$1000)     PRN AMT  PRN   CALL   DISCRETION   MANAGERS    SOLE   SHARED  NONE
ATI TECHNOLOGIES INC               COM  001941103     8,361      492,100   SH              SOLE                492,100    0     0
ATI TECHNOLOGIES INC               COM  001941103     6,796      400,000   SH   CALL       SOLE                400,000    0     0
ADVANCED SEMICONDUCTOR ENGR   SPDN ADR  00756M404     4,266      950,000   SH              SOLE                950,000    0     0
AMKOR TECHNOLOGY INC               COM  031652100     2,052      366,500   SH              SOLE                366,500    0     0
ATHEROGENICS INC                   COM  047439104     1,945       97,200   SH   CALL       SOLE                 97,200    0     0
ATHEROS COMMUNICATIONS INC         COM  04743P108    14,053    1,081,000   SH              SOLE              1,081,000    0     0
BECKMAN COULTER INC                COM  075811109     4,609       81,000   SH              SOLE                 81,000    0     0
BELL MICROPRODUCTS  INC            COM  078137106     2,604      340,400   SH              SOLE                340,400    0     0
BIOSANTE PHARMACEUTICALS INC       COM  09065V203       110       30,000   SH   CALL       SOLE                 30,000    0     0
CARACO PHARMACEUTICAL LABS L       COM  14075T107     1,721      191,700   SH              SOLE                191,700    0     0
COLLAGENEX PHARMACEUTICALS I       COM  19419B100     1,835      152,000   SH              SOLE                152,000    0     0
CONOR MEDSYSTEMS INC               COM  208264101     2,694      139,200   SH              SOLE                139,200    0     0
FOUNDRY NETWORKS INC               COM  35063R100     4,530      328,000   SH              SOLE                328,000    0     0
INFORMATICA CORP                   COM  45666Q102     4,848      404,000   SH              SOLE                404,000    0     0
IROBOT CORP                        COM  462726100     1,000       30,000   SH              SOLE                 30,000    0     0
LINEAR TECHNOLOGY CORP             COM  535678106     5,338      148,000   SH              SOLE                148,000    0     0
MEDICINES CO                       COM  584688105     4,973      285,000   SH              SOLE                285,000    0     0
MICREL INC                         COM  594793101     3,687      318,100   SH              SOLE                318,100    0     0
PLX TECHNOLOGY INC                 COM  693417107     1,376      160,000   SH              SOLE                160,000    0     0
REDBACK NETWORKS INC               COM  757209507     9,441      671,500   SH              SOLE                671,500    0     0
SIGMA DESIGNS INC                  COM  826565103     4,886      317,700   SH              SOLE                317,700    0     0
SILICON LABORATORIES INC           COM  826919102     5,976      163,000   SH              SOLE                163,000    0     0
SOMAXON PHARMACEUTICALS INC        COM  834453102       498       50,000   SH              SOLE                 50,000    0     0
SUNPOWER CORP                     CL A  867652109     1,020       30,000   SH              SOLE                 30,000    0     0
SUNTECH PWR HLDGS CO LTD           ADR  86800C104     1,826       67,000   SH              SOLE                 67,000    0     0
SYNAPTICS INC                      COM  87157D109     8,378      338,900   SH              SOLE                338,900    0     0
TRIDENT MICROSYSTEMS INC           COM  895919108     6,210      345,000   SH              SOLE                345,000    0     0
UNDER ARMOUR INC                  CL A  904311107     2,682       70,000   SH              SOLE                 70,000    0     0
WESTELL TECHNOLOGIES INC          CL A  957541105     4,286      952,500   SH              SOLE                952,500    0     0
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